Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Lazard Emerging Markets Income Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio seeks total return consisting of appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no portfolio turnover information is presented.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same, giving effect to the fee waiver and expense reimbursement arrangement described above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Portfolio invests at least 80% of its assets in currencies, debt securities, derivative instruments and other investments that are economically tied to emerging market countries. Such investments may include combinations of these instruments that have economic characteristics similar to currencies or debt securities economically tied to emerging markets countries, such as a currency forward contract denominated in an emerging markets currency and US dollar-denominated debt security in a principal amount corresponding to the notional value of forward contracts, which together have economic characteristics similar to a debt security denominated in the emerging markets currency. Derivatives instruments in which the Portfolio may invest include forward currency contracts (including non-deliverable forward contracts), structured notes, options and swap agreements. Debt securities in which the Portfolio may invest include debt securities issued or guaranteed by governments, government agencies or supranational bodies; corporate obligations; fixed and/or adjustable rate or inflation-linked investment grade and non-investment grade bonds (“junk bonds”); convertible securities; zero coupon securities; collateralized debt obligations; short- and medium-term obligations and other fixed-income obligations; and commercial paper and money market instruments such as certificates of deposit.

Emerging market countries include all countries represented by the JPMorgan Emerging Local Markets Plus Index (ELMI +) or countries outside of the G-10, although the allocation of the Portfolio’s assets among countries and regions may vary from time to time based on the judgment of the Investment Manager and its analysis of market conditions. The securities or instruments in which the Portfolio invests may be denominated in US and non-US currencies, including the local currency of the issuer.

Although the Portfolio is not restricted to investments in securities of any particular maturity or duration, the average duration of the Portfolio is expected to be short, typically less than one year. The Investment Manager may extend duration in particular countries when domestic yield curves are favorable.

The Portfolio is not limited to securities of any particular quality or investment grade and, as a result, the Portfolio may invest in securities rated below investment grade (e.g., lower than Baa by Moody’s or lower than BBB by S&P) (“junk bonds”) or securities that are unrated. The Portfolio is classified as “non- diversified” under the 1940 Act, which means that it may invest a relatively high percentage of its assets in a limited number of issuers, when compared to a diversified fund.

The Portfolio may, but is not required to, purchase options on ETFs and enter into credit default swaps for hedging purposes or to seek to increase returns and also may use derivative instruments that are part of its primary investment strategy, such as options on currencies and forward currency contracts, for hedging purposes.

When the Investment Manager determines that adverse market conditions exist, the Portfolio may adopt a temporary defensive position and invest some or all of its assets in money market instruments. In pursuing a temporary defensive strategy, the Portfolio may forgo potentially more profitable investment strategies and, as a result, may not achieve its stated investment objective.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The value of your investment in the Portfolio will fluctuate, which means you could lose money.

Foreign Currency Risk. Investments denominated in currencies other than US dollars may experience a decline in value, in US dollar terms, due solely to fluctuations in currency exchange rates. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

Forward Currency Contracts and Other Derivatives Risk. Forward currency contracts and other derivatives transactions, including those entered into for hedging purposes, may reduce returns or increase volatility, perhaps substantially. Forward currency contracts, over-the-counter options on currencies and securities (including options on ETFs), structured notes and other structured products, swap agreements and other over-the-counter derivatives transactions are subject to the risk of default by the counterparty and can be illiquid. These derivatives transactions, as well as the exchange-traded options and other derivatives transactions in which the Portfolio may invest, are subject to many of the risks of, and can be highly sensitive to changes in the value of, the related currency, security or other reference asset. As such, a small investment could have a potentially large impact on the Portfolio’s performance. Use of derivatives transactions, even if entered into for hedging purposes, may cause the Portfolio to experience losses greater than if the Portfolio had not engaged in such transactions.

Non-US Securities Risk. The Portfolio’s performance will be influenced by political, social and economic factors affecting the non-US countries and companies in which the Portfolio invests. Non-US securities carry special risks, such as less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity.

Emerging Market Risk. Emerging market countries can generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. The securities markets of emerging market countries have historically been extremely volatile. However, capital markets worldwide have experienced unprecedented volatility in recent years, causing significant declines in valuation and liquidity in certain emerging markets. These market conditions may continue or worsen. Significant devaluation of emerging market currencies against the US dollar may occur subsequent to acquisition of investments denominated in emerging market currencies. The Portfolio’s investments could be adversely affected by delays in, or a refusal to grant, repatriation of funds or conversion of emerging market currencies.

Counterparty Credit Risk. The Portfolio’s investment strategy is dependent in significant part on counterparties to derivatives transactions. Transactions with such counterparties are subject to the risk of default by a counterparty, which could result in the loss of monies owed to the Portfolio by a counterparty.

Market Risk. Market risks, including political, regulatory, market and economic developments, and developments that impact specific economic sectors, industries or segments of the market, can affect the value of the Portfolio’s investments. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Portfolio.

Fixed-Income and Debt Securities Risk. While fixed-income securities are designed to produce a stable stream of income, their prices move inversely with changes in interest rates (i.e., as interest rates go up, prices go down). Interest rate risk is usually greater for fixed-income securities with longer maturities or durations. The Portfolio’s investments in lower-rated, higher-yielding securities are subject to greater credit risk than its higher rated investments. Credit risk is the risk that the issuer will not make interest or principal payments, or will not make payments on a timely basis. Investments in lower rated, higher- yielding securities are subject to greater credit risk than higher rated investments. Non-investment grade securities (“junk bonds”) tend to be more volatile, less liquid and are considered speculative. If there is a decline, or perceived decline, in the credit quality of a debt security (or any guarantor of payment on such security), among other factors, the security’s value could fall, potentially lowering the Portfolio’s share price. During unusual market conditions, the Portfolio may not be able to sell certain securities at the time and price it would like.

Some debt securities may give the issuer the option to call, or redeem, the securities before their maturity. If securities held by the Portfolio are called during a time of declining interest rates (which is typically the case when issuers exercise options to call outstanding securities), the Portfolio may have to reinvest the proceeds in an investment offering a lower yield (and the Portfolio may not fully benefit from any increase in the value of its portfolio holdings as a result of declining interest rates).

Adjustable rate or inflation-linked securities provide the Portfolio with a certain degree of protection against rises in interest rates or inflation rates, respectively, although adjustable rate securities will participate in any declines in interest rates and inflation-linked securities can also decline in value based on changes in the relevant periodic adjustment rate. Certain adjustable rate securities, such as those with interest rates that fluctuate directly or indirectly based on multiples of a stated index, are designed to be highly sensitive to changes in interest rates and can subject the holders thereof to extreme reductions of yield and possibly loss of principal. Certain fixed-income securities may be issued at a discount from their face value (such as zero coupon securities) or purchased at a price less than their stated face amount or at a price less than their issue price plus the portion of “original issue discount” previously accrued thereon, i.e., purchased at a “market discount.” The amount of original issue discount and/or market discount on certain obligations may be significant, and accretion of market discount together with original issue discount will cause the Portfolio to realize income prior to the receipt of cash payments with respect to these securities.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.

Liquidity Risk. The lack of a readily available market may limit the ability of the Portfolio to sell certain securities at the time and price it would like. The size of certain debt securities offerings of emerging markets issuers may be relatively smaller in size than debt offerings in more developed markets and, in some cases, the Portfolio, by itself or together with other Portfolios or other accounts managed by the Investment Manager, may hold a position in a security that is large relative to the typical trading volume for that security; these factors can make it difficult for the Portfolio to dispose of the position at the desired time or price.

Non-Diversification Risk. The Portfolio’s NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio’s investments consisted of securities issued by a larger number of issuers.

Structured Products Risk. Structured notes and other structured products are privately negotiated debt instruments where the principal and/or interest is determined by reference to a specified asset, market or rate, or the differential performance of two assets or markets. Structured products can have risks of both fixed income securities and derivatives transactions (described above).

High Portfolio Turnover Risk. The Portfolio’s investment strategy may involve high portfolio turnover (such as 100% or more). A portfolio turnover rate of 100%, for example, is equivalent to the Portfolio buying and selling all of its securities once during the course of the year. A high portfolio turnover rate could result in an increase in taxable capital gains distributions to the Portfolio’s shareholders, which will reduce returns to shareholders.

Risk Lose Money [Text]	rr_RiskLoseMoney	The value of your investment in the Portfolio will fluctuate, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Portfolio's NAV may be more vulnerable to changes in the market value of a single issuer or group of issuers and may be relatively more susceptible to adverse effects from any single corporate, industry, economic, market, political or regulatory occurrence than if the Portfolio's investments consisted of securities issued by a larger number of issuers.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented. Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year. Comparison of Portfolio performance to an appropriate index indicates how the Portfolio’s average annual returns compare with those of a broad measure of market performance. After the Portfolio commences investment operations, performance information will be available at www.LazardNet.com or by calling (800) 823-6300. The Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Annual performance returns provide some indication of the risks of investing in the Portfolio by showing changes in performance from year to year.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Portfolio had not commenced investment operations prior to the date of this Prospectus, no performance returns are presented.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(800) 823-6300
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LazardNet.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Portfolio's past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future.
Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	300
Open Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.42%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.32%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.12%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.20%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	394
R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.02%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 290

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Reflects a contractual agreement by the Investment Manager to waive its fee and, if necessary, reimburse the Portfolio through April 30, 2016, to the extent Total Annual Portfolio Operating Expenses exceed .90%, 1.20% and .85% of the average daily net assets of the Portfolio's Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of "Acquired Funds" and extraordinary expenses, and excluding shareholder redemption fees or other transaction fees. This agreement can only be amended by agreement of the Fund, upon approval by the Board, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Investment Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.